Income Tax - Deferred income tax assets and liabilities (Details)	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Income Tax
Income tax expense	$ 1,551,548	¥ 10,412,749	¥ 15,843,236	¥ 15,242,611
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax liabilities		¥ 0
Deferred tax assets:
Net operating loss carry-forward		28,473,273	¥ 22,362,012
Write-off of inventory		26,469,677	16,479,704
Provision for allowance of doubtful accounts		201,716	4,973,336
Advertising fees		1,522,217	4,731,516
Other deductible expenses		2,794,707
Total deferred tax assets		59,461,590	48,546,568
Valuation allowance on deferred tax assets		¥ (59,461,590)	¥ (48,546,568)	¥ (19,470,947)